Northern Lights Fund Trust

Equinox MutualHedge Futures Strategy Fund

Incorporated herein by reference is the definitive version of the supplement for Equinox MutualHedge Futures Strategy Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on February 17, 2016 (SEC Accession No. 0001580642-16-006878).